Other Expense - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Freight tax provision	$ (2,944)	$ (2,024)	$ (4,432)	$ (4,502)
Foreign exchange (loss) gain	(3)	(62)	70	(317)
Other income	186	187	212	272
Total	$ (2,761)	$ (1,899)	$ (4,150)	$ (4,547)